Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Total Related Party Debt

	March 31, 2020	December 31, 2019
Total related party notes	$1,320,572	$1,260,572
Accrued Interest	$277,010	$248,838
Debt Discount	$-	$(29,227)
Total	$1,597,582	$1,480,183